share-based compensation - Expense (Details) $ in Millions, $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
share-based compensation
Employee benefits expense	$ 63		$ 46	$ 129		$ 78
Associated operating cash outflows	(11)		(5)	(42)		(14)
Statement of cash flows adjustment	52		41	87		64	$ 50	$ 23
Income tax benefit arising from share-based compensation	17		11	34		19
Telus Technology Solutions
share-based compensation
Employee benefits expense	39		32	74		61
Associated operating cash outflows	(11)		(5)	(20)		(14)
Statement of cash flows adjustment	28		27	54		47
Digitally-led customer experiences
share-based compensation
Employee benefits expense	24		14	55		17
Associated operating cash outflows				(22)
Statement of cash flows adjustment	24		14	33		17
Restricted share units
share-based compensation
Employee benefits expense	48		38	98		60
Statement of cash flows adjustment	48		38	98		60
Cash inflows from cash-settled equity forward agreements		$ 0	1		$ 0	2
Restricted share units | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	48			93
Employee share purchase plan
share-based compensation
Employee benefits expense	11		5	20		14
Associated operating cash outflows	(11)		(5)	(20)		(14)
Share option awards
share-based compensation
Employee benefits expense	4		3	11		4
Associated operating cash outflows				(22)
Statement of cash flows adjustment	4		$ 3	(11)		$ 4
Share option awards | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	$ 4			$ 10